Commitments and Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 598
Contractual capital and operating commitments, current	384
Loans and borrowings	1,175	$ 1,806
Provisions	36
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 133	$ 129